Significant Accounting Policies (Table)	12 Months Ended
Jun. 30, 2024
Significant Accounting Policies
Schedule of deferred revenue
	June 30, 2024	June 30, 2023
Deferred revenue	$235,255	$-

Schedule of Earnings (loss) per Share
	June 30,	June 30,
	2024	2023

Stock options	200,714	241,964
Warrants	52,530	11,015
Preferred stock	13,889	13,889
Convertible debt	15,500	57,883
Restricted stock grants	12,500	-
Total potential dilutive weighted average shares outstanding	295,133	324,750